TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Trade receivables	R 23.1	R 0.0
Value Added Tax	83.5	42.0
Other receivables	17.3	25.3
Prepayments	25.1	5.5
Allowance for impairment	(2.6)	(4.9)	R (9.2)
Total trade and other receivables	R 146.4	R 67.9